Derivatives - Fair value of assets and liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives
Fair value of derivative assets	$ 13,390	$ 15,053	$ 13,765
Fair value of derivative liabilities	3,806	7,592	14,021
Designated as hedges
Derivatives
Fair value of derivative assets			172
Fair value of derivative liabilities	302	3,334
Designated as hedges | Coffee futures contracts | Derivative assets
Derivatives
Fair value of derivative assets			172
Designated as hedges | Coffee futures contracts | Derivative liabilities
Derivatives
Fair value of derivative liabilities	302	3,334
Not designated as hedges
Derivatives
Fair value of derivative assets		15,053	13,593
Fair value of derivative liabilities		4,258	14,021
Not designated as hedges | Forward sales contracts | Derivative assets
Derivatives
Fair value of derivative assets		15,053	13,593
Not designated as hedges | Forward purchase contracts | Derivative liabilities
Derivatives
Fair value of derivative liabilities		4,258	$ 14,021
Not designated as hedges | Forward purchase and sales contracts | Derivative assets
Derivatives
Fair value of derivative assets	13,390	15,053
Not designated as hedges | Forward purchase and sales contracts | Derivative liabilities
Derivatives
Fair value of derivative liabilities	$ 3,504	$ 4,258